Income Tax (Details) - Schedule of income tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current tax expense in respect of the current year	$ 296
Deferred tax
Deferred tax expense (recovery) in the current year	(6,650)	950
Total income tax expense recognized in the current year	$ (6,354)	$ 950